INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in associates

	US Dollars
Figures in millions	2025	2024	2023
Carrying value
Investments in associates	78	43	38
Investments in joint ventures (1)	648	487	561
	726	530	599
(1)Cash dividends received from joint ventures amounted to $122m (2024: $88m; 2023: $180m).
Summarised financial information of immaterial associates(1) is as follows:

	US Dollars
Figures in millions	2025	2024	2023

Aggregate statement of profit or loss for associates (attributable)
Revenue	64	50	39
Operating expenses	(27)	(26)	(18)
Taxation	(10)	(7)	(5)
Profit for the year (2)	27	17	16
Total comprehensive income for the year, net of tax	27	17	16
(1) AngloGold Ashanti has a 42.4% interest in Rand Refinery (Pty) Ltd.
(2) Includes share of non-controlling interest.

Disclosure of interests in joint ventures

	US Dollars
Figures in millions	2025	2024	2023
Carrying value
Investments in associates	78	43	38
Investments in joint ventures (1)	648	487	561
	726	530	599
(1)Cash dividends received from joint ventures amounted to $122m (2024: $88m; 2023: $180m).
Investments in material joint ventures comprise:

Name	Effective %			Description	Country of incorporation and operation
	2025	2024	2023
Kibali Goldmines S.A. (1)	45.0	45.0	45.0	Exploration and mine development	The Democratic Republic of the Congo
(1)AngloGold Ashanti has a 50% interest in Kibali (Jersey) Limited (Kibali) which holds a 90% interest in Kibali Goldmines S.A.

	US Dollars
Figures in millions	2025	2024	2023

Carrying value of joint ventures
Kibali (Jersey) Limited	648	487	561

Impairment of investment in joint venture
Société d’Exploitation des Mines d’Or de Yatela S.A. (1)	—	(2)	(1)

The cumulative unrecognised share of losses of the joint ventures:
Société d’Exploitation des Mines d’Or de Yatela S.A. (1)	—	—	2
(1) On 17 October 2024, AngloGold Ashanti and IAMGOLD Corporation completed the sale of each of their 40% interests in Société d’Exploitation des Mines d’Or de Yatela S.A. to the government of Mali.
Summarised financial information of the Kibali joint venture is as follows (not attributable) (1):

	US Dollars
Figures in millions	2025	2024	2023

Statement of profit or loss
Revenue	2,314	1,652	1,488
Other operating costs and expenses	(811)	(689)	(682)
Amortisation of tangible and intangible assets	(218)	(197)	(214)
Finance costs, unwinding of obligations and cash repatriation fee	(74)	(80)	(19)
Interest received	5	3	4
Share of profits of equity accounted joint venture	1	1	1
Taxation	(703)	(376)	(185)
Profit for the year	514	314	393
Total comprehensive income for the year, net of tax	514	314	393
Dividends received from joint venture (attributable)	122	88	180

Statement of financial position
Non-current assets	2,605	2,537	2,485
Current assets	297	302	215
Cash and cash equivalents	244	89	123
Total assets	3,146	2,928	2,823

Non-current financial liabilities	75	72	55
Other non-current liabilities	480	494	409
Current financial liabilities	692	958	1,023
Other current liabilities	476	347	144
Total liabilities	1,723	1,871	1,631

Net assets	1,423	1,057	1,192
Group’s share of net assets	712	529	596
Other (1)	(64)	(42)	(35)
Carrying amount of interest in joint venture	648	487	561

(1)Includes amounts relating to additional costs and contributions at acquisition as well as non-controlling interests related to Société Minière de Kilo-Moto S.A.
(SOKIMO).
19INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Joint venture loan receivable
Kibali declared a dividend in specie through the distribution of a loan receivable to its shareholders. The loan receivable is set out in the following table:

Figures in millions	2025	2024

Opening balance	463	506
Dividend in specie declared (1)	—	70
Repayments	(161)	(149)
Interest accrued	31	36
Closing balance (2)	333	463
(1) During December 2024, a loan of $70m (2023: $506m) was granted which bears semi-annual interest at 7.675% (2023: 7.875%) and is repayable on demand.
This loan was fully settled in December 2025.
(2)Included in the statement of financial position as a short-term loan receivable of $133m (2024: $260m; 2023: $148m) and a long-term loan receivable of $200m
(2024: $203m; 2023: $358m) based on the Kibali Goldmines S.A. future estimated cash flows and the intention of when AngloGold Ashanti expects to receive settlement of the loan.